Financial instruments and risk management - Changes in credit loss impairment (Details) - Cash and cash equivalents - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	$ 474	$ 447
Write-offs	(1,216)	(258)
Impairment loss recognized	1,888	285
Ending balance	$ 1,146	$ 474